Debt (Details)				3 Months Ended			5 Months Ended	6 Months Ended			7 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Jul. 30, 2024	Aug. 13, 2021 USD ($)	Jun. 28, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 28, 2025 USD ($)	Jun. 29, 2024 USD ($)	Jul. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 15, 2023 USD ($)	Nov. 19, 2021 USD ($)	Jan. 23, 2020 USD ($)	Dec. 20, 2019 USD ($)	Dec. 07, 2016 USD ($)
Debt Instrument [Line Items]
Percentage of prepayment		1.00%
Credit issued					$ 5,800,000
Bonds outstanding												$ 2,100,000
Interest rate percentage							9.20%					9.20%
Incurred additional fee												$ 5,000,000
Unamortized debt issuance cost balance							$ 18,265,000					18,265,000		$ 10,969,000
Interest expense												29,200,000
Inclusive amount of interest expenses												1,200,000
Percenatge of unutilized fee														0.50%
Percenatge of revolving credit facility														9.20%
Issued undrawn letters of credit														$ 5,500,000
Loss on extinguishment of debt											$ (9,073,000)	9,100,000
2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					3.50%
AR Credit Agreement
Debt Instrument [Line Items]
Amortization of debt issuance costs										$ 370,000
Term Loan 2024 [Member]
Debt Instrument [Line Items]
Term loan							773,063,000	$ 769,200,000				773,063,000
NV5 Global, Inc. [Member]
Debt Instrument [Line Items]
Term loan													$ 5,213,000		$ 4,408,000
Aggregate credit agreement									$ 25,500,000	58,000,000			$ 69,000,000		188,000,000
Weighted average interest rate				2.20%					2.20%				3.70%
Debt covenant, liquidity availability				$ 30,000,000					$ 30,000,000				$ 30,000,000
Amortization of debt issuance costs									370,000	$ 370,000			741,000		758,000	724,000
Other obligations				12,961,000					12,961,000				16,013,000		16,491,000
NV5 Global, Inc. [Member] | Senior credit facility
Debt Instrument [Line Items]
Term loan				$ 200,250,000					$ 200,250,000				$ 232,750,000		195,750,000
NV5 Global, Inc. [Member] | Second A&R Credit Agreement
Debt Instrument [Line Items]
Minimum fixed charge coverage ratio				3.25					3.25				3.25
NV5 Global, Inc. [Member] | AR Credit Agreement
Debt Instrument [Line Items]
Debt issuance costs				$ 3,702,000					$ 3,702,000				$ 3,702,000
Amortization of debt issuance costs				185,000		$ 185,000			370,000				741,000		758,000	$ 724,000
Senior Secured Term Loan [Member] | Term Loan 2024 [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount								$ 775,000,000
Debt instrument, term								7 years
Debt issuance costs	$ 1,200,000						19,500,000					19,500,000
Senior Secured Term Loan [Member] | Term Loan 2024 [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount							$ 775,000,000					$ 775,000,000
Senior Secured Term Loan [Member] | Term Loan 2023 [Member] | 2019 Credit Agreement [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Debt instrument face amount																				$ 430,000,000
Additional borrowing amount from amendment																	$ 170,000,000	$ 100,000,000	$ 15,000,000
Senior Secured Term Loan [Member] | Base Rate [Member] | Term Loan 2024 [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%				1.75%			1.75%				2.50%
Senior Secured Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Term Loan 2024 [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%				2.75%			2.75%				3.50%
Quarterly principal payment, percent the initial aggregate principal amount of the Term Loan							0.25%	0.25%				0.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Unamortized debt issuance cost balance							$ 1,700,000					$ 1,700,000
Revolving Credit Facility | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Covenant compliance, debt default, threshold amount							40,000,000	$ 40,000,000				40,000,000
Covenant compliance, first lien net leverage ratio								0.0585
Revolving Credit Facility | Senior credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity																					$ 215,000,000
Revolving Credit Facility | Second A&R Credit Agreement
Debt Instrument [Line Items]
Long term line of credit													232,750,000
Revolving Credit Facility | Line of Credit | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							75,000,000					$ 75,000,000
Debt instrument, term								5 years				5 years
Interest expense												$ 200,000
Revolving Credit Facility | NV5 Global, Inc. [Member] | Senior credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity																					215,000,000
Revolving Credit Facility | NV5 Global, Inc. [Member] | Second A&R Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 400,000,000
Aggregate credit agreement			138,750,000
Available increase in borrowing capacity			$ 200,000,000
Long term line of credit				$ 200,250,000					$ 200,250,000				$ 232,750,000		$ 195,750,000
Weighted average interest rate				5.70%					5.70%
Covenant, net leverage ratio				4					4
Minimum fixed charge coverage ratio				1.1					1.1
Interest rate during period													5.80%
Revolving Credit Facility | Base Rate [Member] | Term Loan 2024 [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					2.50%			2.50%
Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) [Member] | Term Loan 2024 [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					3.50%			3.50%
Letter of Credit [Member] | Line of Credit | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							20,000,000	$ 20,000,000				20,000,000
Surety Bond | Line of Credit | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							1,900,000	$ 1,400,000				1,900,000
Line of Credit | NV5 Global, Inc. [Member] | Senior credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity																					$ 150,000,000
Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate														9.50%
Term loan balance amount														$ 679,900,000
Deferred financing costs							$ 200,000					$ 200,000		$ 8,800,000
Fees percenatge														4.00%
Minimum [Member] | NV5 Global, Inc. [Member] | Second A&R Credit Agreement
Debt Instrument [Line Items]
Covenant, net leverage ratio													1
Minimum [Member] | Senior Secured Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Term Loan 2023 [Member] | 2019 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate														3.00%
Minimum [Member] | Senior Secured Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Term Loan 2023 [Member] | 2019 Credit Agreement [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								3.00%				3.00%
Minimum [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility														$ 0
Minimum [Member] | Revolving Credit Facility | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Covenant compliance, first lien net leverage ratio							1					1
Minimum [Member] | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) [Member] | Term Loan 2024 [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage					0.375%			0.375%
Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate														9.70%
Term loan balance amount														$ 686,300,000
Deferred financing costs							$ 8,800,000					$ 8,800,000		$ 11,000,000
Fees percenatge														4.50%
Maximum [Member] | NV5 Global, Inc. [Member] | Second A&R Credit Agreement
Debt Instrument [Line Items]
Covenant, net leverage ratio													4
Minimum fixed charge coverage ratio													1.1
Maximum [Member] | Senior Secured Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Term Loan 2023 [Member] | 2019 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate														4.50%
Maximum [Member] | Senior Secured Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Term Loan 2023 [Member] | 2019 Credit Agreement [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								4.50%				4.50%
Maximum [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility														$ 20,000,000
Maximum [Member] | Revolving Credit Facility | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Covenant compliance, first lien net leverage ratio							0.0585					0.0585
Maximum [Member] | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) [Member] | Term Loan 2024 [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage					0.50%			0.50%